Equity (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Change in Shares of Common Stock and Treasury Stock

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)
Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812
Acquisition of treasury stock under resolution of the board of directors	—	38,382,300
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	17,631
Resale of treasury stock to holders of less-than-one-unit shares	—	(9,140)
Cancellation of treasury stock under resolution of the board of directors	—	—

Balance at March 31, 2013	1,323,197,235	137,822,603

Schedule of Accumulated Other Comprehensive Income (Loss)

An analysis of the changes for the fiscal years ended March 31, 2011, 2012 and 2013 in accumulated other comprehensive income (loss) is shown below:

	2011	2012	2013
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥33,128	¥28,973	¥35,599
Current period other comprehensive income (loss) attributable to NTT	(4,155)	6,626	118,689

At end of year	¥28,973	¥35,599	¥154,288

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥686	¥(957)	¥(1,892)
Current period other comprehensive income (loss) attributable to NTT	(1,643)	(935)	(687)

At end of year	¥(957)	¥(1,892)	¥(2,579)

Foreign currency translation adjustments:
At beginning of year	¥(8,478)	¥(41,248)	¥(96,172)
Current period other comprehensive income (loss) attributable to NTT	(32,770)	(54,924)	92,840

At end of year	¥(41,248)	¥(96,172)	¥(3,332)

Pension liability adjustments:
At beginning of year	¥(214,942)	¥(290,476)	¥(295,378)
Current period other comprehensive income (loss) attributable to NTT	(75,534)	(4,902)	39,525

At end of year	¥(290,476)	¥(295,378)	¥(255,853)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(189,606)	¥(303,708)	¥(357,843)
Current period other comprehensive income (loss) attributable to NTT	(114,102)	(54,135)	250,367

At end of year	¥(303,708)	¥(357,843)	¥(107,476)

Schedule of Change in Unrealized Gain (Loss) on Securities

The following table provides the details of change in unrealized gain (loss) on securities (net of tax) for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(19,186)	¥(13,152)
Less—Reclassification adjustment for realized (gain) loss included in net income	11,589	6,861

Net change in unrealized gain (loss) on securities	(7,597)	(6,291)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥6,364	¥7,686
Less—Reclassification adjustment for realized (gain) loss included in net income	1,294	552

Net change in unrealized gain (loss) on securities	7,658	8,238

	2013
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥215,207	¥141,379
Less—Reclassification adjustment for realized (gain) loss included in net income	8,939	5,470

Net change in unrealized gain (loss) on securities	224,146	146,849

Schedule of Change in Unrealized Gain (Loss) on Derivative Instruments

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(3,985)	¥(2,214)
Less—Reclassification adjustment for realized (gain) loss included in net income	1,150	681

Net change in unrealized gain (loss) on derivative instruments	(2,835)	(1,533)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(2,605)	¥(2,753)
Less—Reclassification adjustment for realized (gain) loss included in net income	833	522

Net change in unrealized gain (loss) on derivative instruments	(1,772)	(2,231)

	2013
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(7,339)	¥(6,345)
Less—Reclassification adjustment for realized gain loss included in net income	2,480	1,589

Net change in unrealized gain (loss) on derivative instruments	(4,859)	(4,756)

Schedule of Changes in Pension Liability

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	Millions of yen
Net gain (loss) arising during period, before tax	¥(127,367)	¥(26,465)	¥25,126
Prior service cost arising during period before tax	79	(173)	(178)

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	24,492	33,883	32,917
Amortization of transition obligation	184	172	168
Amortization of prior service cost	(26,811)	(19,601)	(8,464)
Other	(637)	(2,278)	(187)

Change of pension liability adjustments during the year, before tax	(130,060)	(14,462)	49,382

Income tax expense related to pension liability adjustments	49,557	5,920	(12,924)

Other comprehensive income (loss)	(80,503)	(8,542)	36,458

Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2011, 2012 and 2013 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

For the fiscal year ended March 31, 2012:
Unrealized gain (loss) on securities	¥7,658	¥580	¥8,238
Unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)
Foreign currency translation adjustments	(84,991)	15,622	(69,369)
Pension liability adjustments	(14,462)	5,920	(8,542)

Other comprehensive income (loss)	¥(93,567)	¥21,663	¥(71,904)

For the fiscal year ended March 31, 2013:
Unrealized gain (loss) on securities	¥224,146	¥(77,297)	¥146,849
Unrealized gain (loss) on derivative instruments	(4,859)	103	(4,756)
Foreign currency translation adjustments	136,200	(21,461)	114,739
Pension liability adjustments	49,382	(12,924)	36,458

Other comprehensive income (loss)	¥404,869	¥(111,579)	¥293,290